SUBSEQUENT EVENTS			9 Months Ended	12 Months Ended
	Dec. 09, 2022 USD ($) $ / shares shares	Aug. 05, 2022 USD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2022 USD ($)	Aug. 31, 2020 $ / shares	Aug. 31, 2020 $ / shares	Jul. 31, 2020 $ / shares shares	Jul. 31, 2020 $ / shares shares	Jun. 24, 2020 $ / shares shares	Jun. 24, 2020 $ / shares shares	Feb. 13, 2020 $ / shares shares	Feb. 13, 2020 $ / shares shares	Feb. 12, 2020 $ / shares shares	Feb. 12, 2020 $ / shares shares
IfrsStatementLineItems [Line Items]
SUBSEQUENT EVENTS

18. SUBSEQUENT EVENTS

On December 9, 2022, the Company closed a private placement pursuant to a securities purchase agreement with institutional investors. The Company issued 2,966,667 units and 1,950,001 pre-funded units at a purchase price of $0.60 per unit for gross proceeds of $2,948,050. The pre-funded units were sold at the same price less the pre-funded warrant exercise price of $0.001. Each unit and pre-funded unit consist of one share of common stock and one non-tradable warrant exercisable for one share of common stock at a price of $0.60. The warrants have a term of 5.5 years from the issuance date.

In connection with the private placement, the Company paid share issuance costs of $623,750 consisting of $295,000 in underwriting fees, $132,500 in legal fees and $196,250 in other related expenses.

Number of shares issued | shares									112,743	112,743	90,194	90,194	36,078	36,078
Par value per share | (per share)									$ 1.66	$ 2.20	$ 4.17	$ 5.56	$ 4.17	$ 5.56
Proceeds from issuing shares		$ 15,510,764
Payments for share issue costs		1,840,861		$ 1,840,861
Underwriting fees		1,085,753
Legal fees		500,000
Other expenses, by nature		$ 255,108
Private placement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares							535,491	535,491
Par value per share | (per share)					$ 1.66	$ 2.32	$ 1.66	$ 2.32
Private placement [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	2,966,667
Number of shares pre-funded issued | shares	1,950,001
Par value per share | $ / shares	$ 0.60
Proceeds from issuing shares	$ 2,948,050
Payments for share issue costs	623,750
Underwriting fees	295,000
Legal fees	132,500
Other expenses, by nature	$ 196,250
Warrant reserve [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares	$ 0.001
Warrant term	5 years 6 months
Warrant reserve one [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares	$ 0.60